EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of warrants and share options
The following table summarizes information about warrants and share options to employees:

	Year ended December 31,
	2015		2014
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	537,018	$40.10	368,818	$45.50
Granted	214,499	$5.31	184,652	$29.10
Forfeited	(37,830)	$30.68	(16,452)	$39.00
Outstanding -end of period	713,687	$30.10	537,018	$40.10
Exercisable at the end of the period	344,787	$46.37	229,201	$54.80

The following table summarizes information about warrants and share options to non-employees:

	Year ended December 31,
	2015		2014
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	139,902	$44.80	154,315	$45.70
Forfeited	(5,608)	$30.67	(14,413)	$54.40
Outstanding - end of period	134,294	$45.37	139,902	$44.80
Exercisable at the end of the period	133,888	$45.36	139,140	$44.70

Schedule of information about restricted shares to employees
The following table summarizes information about restricted shares to employees:

	Year ended December 31,
	2015	2014
	Number of restricted shares	Number of restricted shares
Outstanding - beginning of period	103,016	54,654
Granted	196,178	65,076
Forfeited	(10,145)	(718)
Vested	(141,834)	(15,996)
Outstanding - end of period	147,215	103,016

Schedule of warrants and options outstanding and exercisable

The following table provides additional information about all warrants and options outstanding and exercisable:

	Outstanding as of December 31, 2015
Exercise price	Warrants and options outstanding	Weighted average remaining contractual life (years)	Warrants and options exercisable
$0-$8.3	251,637	8.19	38,709
$19.7-$29.8	227,249	7.80	117,081
$30.5-$34	87,202	7.67	43,065
$40.5-$49.285	93,283	5.78	91,210
$60-$78	172,360	2.92	172,360
$80-$100	16,250	5.42	16,250
	847,981	6.64	478,675

Schedule of assumptions used in fair value of options granted to employees
The following table sets forth the assumptions that were used in determining the fair value of options granted to employees for the years ended December 31, 2015 and 2014:

	Year ended December 31,
	2015	2014
Expected life	5-6.5 years	5.5-6.5 years
Risk-free interest rates	1.41%-1.71%	1.64%-2.18%
Volatility	62.68%-71.12%	62.89%-68%
Dividend yield	0%	0%

Schedule of allocation of total share-based compensation expense

The following table summarizes the allocation of total share-based compensation expense in the consolidated statements of operations:

	Year ended December 31,
	2015	2014
	($ in thousands)

Cost of revenues	$8	$13
Research and development	716	534
Sales and marketing	179	446
General and administrative	2,145	3,145
Restructuring and impairment	59
	$3,107	$4,138